PGIM INVESTMENTS LLC

655 Broad Street

Newark, New Jersey 07102

February 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: 497 Filing for The Prudential Investment Portfolios, Inc. (Registration numbers 033-61997 and 811-07343)

Prudential Investment Portfolios 2 (Registration numbers 333-215689 and 811-09999)

Prudential Investment Portfolios 3 (Registration numbers 333-95849 and 811-09805)

Prudential Investment Portfolios 4 (Registration numbers 033-10649 and 811-04930)

Prudential Investment Portfolios 5 (Registration numbers 333-82621 and 811-09439)

Prudential Investment Portfolios 6 (Registration numbers 002-91215 and 811-04024)

Prudential Investment Portfolios 7 (Registration numbers 033-09269 and 811-04864)

Prudential Investment Portfolios 8 (Registration numbers 033-48066 and 811-06677)

Prudential Investment Portfolios 9 (Registration numbers 333-66895 and 811-09101)

Prudential Investment Portfolios, Inc. 10 (Registration numbers 333-119741 and 811-08085)

Prudential Investment Portfolios 12 (Registration numbers 333-42705 and 811-08565)

Prudential Investment Portfolios, Inc. 14 (Registration numbers 002-82976 and 811-03712)

Prudential Investment Portfolios, Inc. 15 (Registration numbers 002-63394 and 811-02896)

Prudential Investment Portfolios 16 (Registration numbers 333-60561 and 811-08915)

Prudential Investment Portfolios, Inc. 17 (Registration numbers 033-55441 and 811-07215)

Prudential Investment Portfolios 18 (Registration numbers 333-43491 and 811-08587)

Prudential National Muni Fund, Inc. (Registration numbers 002-66407 and 811-02992)

Prudential Jennison Blend Fund, Inc. (Registration numbers 002-75128 and 811-03336)

Prudential Sector Funds, Inc. (Registration numbers 002-72097 and 811-03175)

Prudential World Fund, Inc. (Registration numbers 002-89725 and 811-03981)

Prudential Jennison Mid-Cap Growth Fund, Inc. (Registration numbers 333-11785 and 811-07811)

Prudential Jennison Small Company Fund, Inc. (Registration numbers 002-68723 and 811-03084)

Prudential Jennison Natural Resources Fund, Inc. (Registration numbers 033-15166 and 811-05206)

Prudential Global Total Return Fund, Inc. (Registration numbers 033-63943 and 811-04661)

Prudential Short-Term Corporate Bond Fund, Inc. (Registration numbers 033-22363 and 811-05594)

Prudential Government Money Market Fund, Inc. (Registration numbers 333-112406 and 811-02619)

The Target Portfolio Trust (Registration numbers 033-50476 and 811-07064)

(collectively, the “Funds”)

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated January 19, 2018 (SEC accession number 0000067590-18-000113), to the currently effective Summary Prospectuses, Prospectuses, and Statements of Additional Information for the above-mentioned Funds. The purpose of the filing is to submit the 497 filing dated January 19, 2018 in XBRL for the Funds.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary